Bank Borrowings (Details Textual)	Jun. 30, 2015	Jun. 30, 2014
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.20%	8.70%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.90%	3.90%